Financial risk management - Floating Rate Risk Effects on Profit Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	$ 21,162	$ (24,257)	$ 9,983
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(998)	(1,385)
Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(793)	(1,115)
Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(205)	(270)
Floating interest rate | Interest rate risk | Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Floating interest rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(136)	(193)
Brazilian Reais | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(136)	(193)
Brazilian Reais | Floating interest rate | Interest rate risk | Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
US Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(862)	(1,192)
US Dollar | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(793)	(1,115)
US Dollar | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(69)	(77)
US Dollar | Floating interest rate | Interest rate risk | Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
US Dollar | Floating interest rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	$ 0	$ 0